Notes to the consolidated balance sheet - Financial debt - Movements in the period break down (Details) € in Thousands	6 Months Ended
Jun. 30, 2023 EUR (€)
Financial debt
Beginning balance	€ 44,390
Subscription of lease liabilities	1,153
Repayment of bank borrowings	(1,448)
Repayment of lease liabilities	(707)
Capitalized interests	1,646
Change in fair value of derivatives instruments	(1,623)
Exchange rate change	(24)
Ending balance	€ 43,388